UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

    USAA(R)

                           USAA WORLD GROWTH Fund


                      3RD QUARTER Portfolio of Investments


                                February 29, 2008



                                                                      (Form N-Q)

48475-0408                                   (C)2008, USAA. All rights reserved.
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (99.7%)

               COMMON STOCKS (98.5%)

               CONSUMER DISCRETIONARY (14.5%)
               ------------------------------
               ADVERTISING (2.2%)
       110,700 Omnicom Group, Inc. (a)                                                      $       4,945
       569,460 WPP Group plc (b)                                                                    6,690
                                                                                          ---------------
                                                                                                   11,635
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (2.5%)
       125,720 LVMH Moet Hennessy Louis Vuitton S.A. (b)                                           12,937
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (2.0%)
       113,970 Bayerische Motoren Werke AG (b)                                                      6,239
        77,500 Toyota Motor Corp. (b)                                                               4,218
                                                                                          ---------------
                                                                                                   10,457
                                                                                          ---------------
               CASINOS & GAMING (1.4%)
       653,805 Ladbrokes plc (b)                                                                    3,944
       418,370 William Hill plc (b)                                                                 3,109
                                                                                          ---------------
                                                                                                    7,053
                                                                                          ---------------
               FOOTWEAR (1.8%)
       154,560 NIKE, Inc. "B"                                                                       9,304
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.9%)
       129,120 Harley-Davidson, Inc. (a)                                                            4,798
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (2.7%)
        65,695 Viacom, Inc. "B" *                                                                   2,611
       103,490 Vivendi S.A. (b)                                                                     4,087
       220,680 Walt Disney Co.                                                                      7,152
                                                                                          ---------------
                                                                                                   13,850
                                                                                          ---------------
               PUBLISHING (0.4%)
        82,000 Wolters Kluwer N.V. (b)                                                              2,123
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
       100,500 Sally Beauty Holdings, Inc. *                                                          769
                                                                                          ---------------
               TIRES & RUBBER (0.5%)
       142,800 Bridgestone Corp. (b)                                                                2,339
                                                                                          ---------------
               Total Consumer Discretionary                                                        75,265
                                                                                          ---------------

               CONSUMER STAPLES (19.4%)
               ------------------------
               BREWERS (2.3%)
       318,700 Grupo Modelo S.A. de C.V. "C"                                                        1,458
       189,760 Heineken N.V. (b)                                                                   10,699
                                                                                          ---------------
                                                                                                   12,157
                                                                                          ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (2.9%)
       473,115 Diageo plc (b)                                                               $       9,661
        51,132 Pernod Ricard S.A. (b)                                                               5,442
                                                                                          ---------------
                                                                                                   15,103
                                                                                          ---------------
               DRUG RETAIL (1.2%)
       163,850 Walgreen Co.                                                                         5,982
                                                                                          ---------------
               FOOD RETAIL (0.6%)
       368,209 Tesco plc (b)                                                                        2,904
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (5.3%)
       342,300 Kao Corp. (b)                                                                       10,555
        98,807 Procter & Gamble Co.                                                                 6,539
       192,980 Reckitt Benckiser plc (b)                                                           10,441
                                                                                          ---------------
                                                                                                   27,535
                                                                                          ---------------
               PACKAGED FOODS & MEAT (5.5%)
       145,320 General Mills, Inc.                                                                  8,136
        43,064 Nestle S.A. (b)                                                                     20,582
                                                                                          ---------------
                                                                                                   28,718
                                                                                          ---------------
               PERSONAL PRODUCTS (0.4%)
        71,290 Alberto-Culver Co.                                                                   1,911
                                                                                          ---------------
               SOFT DRINKS (1.2%)
        90,060 PepsiCo, Inc.                                                                        6,265
                                                                                          ---------------
               Total Consumer Staples                                                             100,575
                                                                                          ---------------

               ENERGY (6.5%)
               -------------
               INTEGRATED OIL & GAS (5.5%)
        57,960 Chevron Corp.                                                                        5,023
        85,550 Exxon Mobil Corp.                                                                    7,444
       193,210 Royal Dutch Shell plc "A"                                                            6,955
       123,670 Total S.A. (b)                                                                       9,338
                                                                                          ---------------
                                                                                                   28,760
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
           458 INPEX Holdings, Inc. (b)                                                             5,118
                                                                                          ---------------
               Total Energy                                                                        33,878
                                                                                          ---------------

               FINANCIALS (13.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (4.2%)
       215,801 Bank of New York Mellon Corp.                                                        9,467
        54,158 Julius Baer Holding AG "B" (b)                                                       4,009
       107,580 State Street Corp.                                                                   8,451
                                                                                          ---------------
                                                                                                   21,927
                                                                                          ---------------
               CONSUMER FINANCE (1.7%)
       111,300 Aeon Credit Service Co. Ltd. (b)                                                     1,616
       174,150 American Express Co.                                                                 7,367
                                                                                          ---------------
                                                                                                    8,983
                                                                                          ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (2.4%)
       358,447 Banca Intesa S.p.A. (b)                                                      $       2,401
       578,100 Bangkok Bank Public Co. Ltd. (b)                                                     2,410
        91,170 Erste Bank der Oesterreichischen Sparkassen AG (b)                                   5,266
         8,684 Komercni Banka A.S. (b)                                                              2,126
                                                                                          ---------------
                                                                                                   12,203
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (1.2%)
       184,897 UBS AG (b)                                                                           6,054
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.8%)
        12,350 Goldman Sachs Group, Inc.                                                            2,095
       147,000 Nomura Holdings, Inc. (b)                                                            2,303
                                                                                          ---------------
                                                                                                    4,398
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.7%)
       181,960 AXA S.A. (b)                                                                         6,136
       104,590 Genworth Financial, Inc. "A"                                                         2,424
                                                                                          ---------------
                                                                                                    8,560
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        40,528 QBE Insurance Group Ltd. (b)                                                           836
                                                                                          ---------------
               REINSURANCE (1.2%)
        76,628 Swiss Re (b)                                                                         6,148
                                                                                          ---------------
               Total Financials                                                                    69,109
                                                                                          ---------------

               HEALTH CARE (12.6%)
               -------------------
               BIOTECHNOLOGY (0.2%)
        25,638 Actelion Ltd. *(b)                                                                   1,340
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (3.2%)
       122,320 Medtronic, Inc.                                                                      6,038
        48,700 Synthes, Inc. (b)                                                                    6,823
        46,900 Zimmer Holdings, Inc. *                                                              3,531
                                                                                          ---------------
                                                                                                   16,392
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.0%)
        91,260 Thermo Fisher Scientific, Inc. *                                                     5,104
                                                                                          ---------------
               PHARMACEUTICALS (8.2%)
       382,210 GlaxoSmithKline plc (b)                                                              8,380
       182,840 Johnson & Johnson                                                                   11,329
        65,200 Merck KGaA (b)                                                                       8,095
        74,450 Roche Holdings AG (a),(b)                                                           14,621
                                                                                          ---------------
                                                                                                   42,425
                                                                                          ---------------
               Total Health Care                                                                   65,261
                                                                                          ---------------

               INDUSTRIALS (11.4%)
               -------------------
               AIR FREIGHT & LOGISTICS (3.2%)
       207,180 TNT N.V. (b)                                                                         8,158
       104,010 United Parcel Service, Inc. "B"                                                      7,305
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        64,000 Yamato Holdings Co. Ltd. (b)                                                 $         937
                                                                                          ---------------
                                                                                                   16,400
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
       114,000 Asahi Glass Co. Ltd. (b)                                                             1,300
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.7%)
       192,260 Legrand S.A. (b)                                                                     6,076
        90,970 Rockwell Automation, Inc.                                                            4,977
        72,152 Schneider Electric S.A. (b)                                                          8,206
                                                                                          ---------------
                                                                                                   19,259
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.9%)
       110,580 3M Co.                                                                               8,669
       315,314 Smiths Group plc (b)                                                                 6,184
                                                                                          ---------------
                                                                                                   14,853
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.6%)
        31,100 FANUC Ltd. (b)                                                                       2,893
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        34,070 Pitney Bowes, Inc.                                                                   1,219
                                                                                          ---------------
               RAILROADS (0.6%)
        55,426 Canadian National Railway Co.                                                        2,925
                                                                                          ---------------
               Total Industrials                                                                   58,849
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.7%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        39,050 DST Systems, Inc. *                                                                  2,744
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.7%)
        21,700 Hirose Electric Co. Ltd. (b)                                                         2,302
       163,400 Hoya Corp. (b)                                                                       4,155
       107,800 Omron Corp. (b)                                                                      2,400
                                                                                          ---------------
                                                                                                    8,857
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.7%)
       107,640 Accenture Ltd. "A"                                                                   3,794
                                                                                          ---------------
               OFFICE ELECTRONICS (2.5%)
       216,000 Canon, Inc. (b)                                                                      9,668
       200,000 Ricoh Co. Ltd. (b)                                                                   3,213
                                                                                          ---------------
                                                                                                   12,881
                                                                                          ---------------
               SEMICONDUCTORS (2.2%)
       230,400 Intel Corp.                                                                          4,596
        11,080 Samsung Electronics Co. Ltd. (b)                                                     6,505
                                                                                          ---------------
                                                                                                   11,101
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.1%)
       308,830 Oracle Corp. *                                                                       5,806
                                                                                          ---------------
               Total Information Technology                                                        45,183
                                                                                          ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               MATERIALS (7.7%)
               ----------------
               DIVERSIFIED CHEMICALS (1.2%)
        84,690 Bayer AG (b)                                                                 $       6,449
                                                                                          ---------------
               INDUSTRIAL GASES (4.0%)
        49,041 Air Liquide S.A. (b)                                                                 6,958
        69,330 Linde AG (b)                                                                         9,191
        59,100 Praxair, Inc.                                                                        4,744
                                                                                          ---------------
                                                                                                   20,893
                                                                                          ---------------
               SPECIALTY CHEMICALS (2.5%)
         7,660 Givaudan S.A. (b)                                                                    7,692
        58,800 Shin-Etsu Chemical Co. Ltd. (b)                                                      3,178
        32,770 Sigma-Aldrich Corp.                                                                  1,803
                                                                                          ---------------
                                                                                                   12,673
                                                                                          ---------------
               Total Materials                                                                     40,015
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     1,629,650 Singapore Telecommunications Ltd. (b)                                                4,397
                                                                                          ---------------
               Total Telecommunication Services                                                     4,397
                                                                                          ---------------

               UTILITIES (3.4%)
               ----------------
               ELECTRIC UTILITIES (1.2%)
        33,060 E.ON AG (b)                                                                          6,212
                                                                                          ---------------
               GAS UTILITIES (1.1%)
        60,830 Gaz de France S.A. (b)                                                               3,490
       452,000 Tokyo Gas Co. Ltd. (b)                                                               2,029
                                                                                          ---------------
                                                                                                    5,519
                                                                                          ---------------
               MULTI-UTILITIES (1.1%)
        89,880 Suez S.A. (b)                                                                        5,708
                                                                                          ---------------
               Total Utilities                                                                     17,439
                                                                                          ---------------
               Total Common Stocks (cost: $427,474)                                               509,971
                                                                                          ---------------

               PREFERRED SECURITIES (1.2%)

               CONSUMER STAPLES (1.2%)
               -----------------------
               HOUSEHOLD PRODUCTS (1.2%)
       136,510 Henkel KGaA (b) (cost:  $6,229)                                                      6,040
                                                                                          ---------------
               Total Equity Securities (cost: $433,703)                                           516,011
                                                                                          ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
       (000)   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (0.2%)

               COMMERCIAL PAPER (0.2%)
$          965 Societe Generale North  America, Inc., 3.13%(c), 3/03/2008
                 (cost:  $965)                                                                $       965
                                                                                          ---------------
               Total Money Market Instruments (cost: $965)                                            965
                                                                                          ---------------


       NUMBER
    OF SHARES
 --------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
               SECURITIES LOANED (4.2%)

               MONEY MARKET FUNDS (0.0%)
         8,369 AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.63%(d)                          8
                                                                                          ===============

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (4.2%)
$        8,000 Credit Suisse First Boston LLC, 3.08%, acquired on 2/29/2008 and due
                     3/03/2008 at $8,000 (collateralized by $8,230 of Fannie Mae(e),
                     2.59%(c), due 6/27/2008; market value $8,163)                                  8,000
        14,000 Deutsche Bank Securities, Inc., 3.10%, acquired on 2/29/2008 and due
                     3/03/2008 at $14,000  (collateralized  by $1,121 of Freddie
                     Mac(e),  2.75% - 5.25%,  due  3/15/2008  -  9/30/2014;  and
                     $12,880 of Fannie Mae(e), 3.88%, due 11/17/2008; combined market
                     value $14,281)                                                                14,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         22,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $22,008)                                                   22,008
                                                                                          ---------------
               TOTAL INVESTMENTS (COST: $456,676)                                             $   538,984
                                                                                          ===============

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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in
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USAA WORLD GROWTH FUND
FEBRUARY 29, 2008 (UNAUDITED)


high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of February 29, 2008, was approximately $20,996,000.

D. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $100,678,000 and $18,370,000, respectively, resulting in net unrealized appreciation of $82,308,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $517,577,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 66.6% of net assets at February 29, 2008.

SPECIFIC NOTES

(a) The  security or a portion  thereof was out on loan as of February 29, 2008.
(b) Security was fair valued at February 29, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Rate represents the money market fund annualized seven-day yield at February 29, 2008.
(e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*   Non-income-producing security for the 12 months preceding February 29, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.